Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ 45,378	$ 35,547	$ (123,122)
Due from affiliates	4,678	(2,515)	15,069
Bunker and lube oil inventory	6,132	6,152	(11,804)
Prepaid expenses	2,313	(2,822)	(450)
Accounts payable and accrued liabilities	(9,846)	(16,266)	21,160
Due to affiliates	10	(290)	(16,615)
Deferred revenue	(870)	1,752	798
Other	(4,649)	1,196	(66)
Change in operating assets and liabilities	$ 43,146	$ 22,754	$ (115,030)